Filed pursuant to Rule 497(e)
File Nos. 333‑249784 and 811‑23615
JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND (the “Fund”)
Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares
Supplement dated June 30, 2023
to the Prospectus dated January 27, 2023 (as supplemented thereafter)
On June 30, 2023, the Board of Trustees of JOHCM Funds Trust (the “Trust”) approved a Supplemental Expense Limitation Agreement by and among the Trust, on behalf of the Fund, and JOHCM (USA) Inc (the “Adviser”) effective as of July 1, 2023 through January 28, 2026 (the “Supplemental Agreement”). The Trust’s statutory prospectus is hereby revised to reflect the terms of the Supplemental Agreement, as described in further detail below.
The “Annual Fund Operating Expenses” and “Example” tables found in the “FUND SUMMARY” of the Fund’s Prospectus are restated as follows:

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%		0.75%		0.75%		0.75%
Distribution (Rule 12b‑1) Fees	None		0.10%		0.25%		None
Other Expenses[1]	2.29%		2.29%		2.29%		2.29%
Total Annual Fund Operating Expenses	3.04%		3.14%		3.29%		3.04%
Fee Waivers and Reimbursements[2]	(2.54%	)	(2.54%	)	(2.54%	)	(2.54%	)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.50%		0.60%		0.75%		0.50%

[1]	Restated to reflect current expenses.

[2]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until January 28, 2026. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees, and certain amounts waived or reimbursed may be recaptured by the Adviser after January 28, 2026, as described in more detail under “MANAGEMENT OF THE FUNDS – Fund Recoupment Arrangements” in the Fund’s prospectus.

	1 year	3 years	5 years	10 years
Institutional Shares	$51	$440	$1,130	$2,978
Advisor Shares	$61	$471	$1,181	$3,075
Investor Shares	$77	$517	$1,257	$3,220
Class Z Shares	$51	$440	$1,130	$2,978

Filed pursuant to Rule 497(e)
File Nos. 333-249784 and 811-23615

The “Predecessor Fund Recapture Arrangements” paragraph found in the “MANAGEMENT OF THE FUNDS” section of the Fund’s Statutory Prospectus is replaced in its entirety as follows:
Fund Recoupment Arrangements
The Adviser has contractually agreed to waive fees and reimburse expenses of each Fund to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in each Fund Summary, as applicable. Generally, if it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect in the Expense Limitation Agreement dated January 8, 2021 (the “Primary Expense Limitation Agreement”) at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Advisory Agreement.
Predecessor Fund Recoupment Arrangements
Under the Primary Expense Limitation Agreement, which references previous investment advisory agreements between certain series of Advisers Investment Trust, to which the Funds now serve as accounting successors (each, a “Predecessor Fund,” and collectively, the “Predecessor Funds”), and J O Hambro Capital Management Limited, an affiliate of the Adviser that served as the investment adviser to each Predecessor Fund, J O Hambro Capital Management Limited agreed to waive investment management fees and reimburse certain Predecessor Funds for other expenses of the Predecessor Fund (including, but not limited to, organizational and offering costs), to the extent necessary to limit the total operating expenses of the Predecessor Funds (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)). To the extent that J O Hambro Capital Management Limited waived the investment advisory fees and/or reimbursed the Predecessor Funds for such other ordinary expenses, the Adviser may seek reimbursement of a portion or all such amounts from the respective Funds into which those Predecessor Funds have merged at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause any Fund’s ordinary operating expenses to exceed the expense limitation that was in place with respect to the relevant Predecessor Fund when the fees were waived or expenses reimbursed. The Adviser will generally seek recoupment only in accordance with the terms of any expense limitation that is in place with respect to the relevant Fund at the time of recoupment.
Fund Recoupment Arrangement Under the Supplemental Expense Limitation Agreement for JOHCM International Opportunities Fund
Solely with respect to JOHCM International Opportunities Fund, the Trust and the Adviser have entered into a Supplemental Expense Limitation Agreement dated as of July 1, 2023. Under the Supplemental Expense Limitation Agreement, the Adviser has contractually agreed to waive additional fees and reimburse additional expenses to the extent that Total Annual Fund Operating Expenses of the Fund (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until January 28, 2026. The waiver/reimbursement under the Supplemental Expense Limitation Agreement is imposed only after the fee waiver and expense reimbursement outlined in the Primary Expense Limitation Agreement has been fully applied. Under the Supplemental Expense Limitation Agreement, the Adviser (i) cannot recoup any supplemental waiver/reimbursement and (ii) will suspend the payment of any recoupment provided for under the Primary Expense Limitation Agreement until January 28, 2026, the termination date of the Supplemental Expense Limitation Agreement. Unlike the Primary Expense Limitation Agreement, which contemplates automatic renewal and continuation from year to year, the Supplemental Expense Limitation Agreement may not be renewed or extended

Filed pursuant to Rule 497(e)
File Nos. 333-249784 and 811-23615

past January 28, 2026. It is expected that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements will revert to a higher level following January 28, 2026.
This Supplement and the Prospectus should be retained for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-249784 and 811-23615

JOHCM FUNDS TRUST
Supplement dated June 30, 2023
to the Statement of Additional Information dated January 27, 2023 (as supplemented thereafter)
The final paragraph of the section titled “The Investment Adviser” found in the “INVESTMENT ADVISORY AND OTHER SERVICES” section of the Trust’s Statement of Additional Information is replaced in its entirety as follows:
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in the Prospectus of each Fund until the date specified in such Fund’s Prospectus. Generally, if it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. An agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Advisory Agreement. For more information concerning recoupment of fees for specific Funds, see “MANAGEMENT OF THE FUNDS – Fund Recoupment Arrangements.”
This Supplement should be retained for future reference.